RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 2,000,000	$ 2,000,000	$ 1,000,000
Reinsurance assumed	3,000,000	3,000,000	1,000,000
Commissions and fees paid for the sale of insurance products	180,000,000	188,000,000	153,000,000
AXA Equitable
Related Party Transaction [Line Items]
Expenses from related party transactions	131,000,000	129,000,000	88,000,000
Accounts payable to related parties	$ 42,000,000	21,000,000	15,000,000
AXA Global Life
Related Party Transaction [Line Items]
Reinsurance term	1 year
Reinsurance assumed	$ 2,000,000	2,000,000	1,000,000
Claims and expenses assumed	1,000,000	2,000,000	1,000,000
AXA Arizona
Related Party Transaction [Line Items]
Claims and expenses assumed	0	0	0
Premiums earned	3,000,000	3,000,000	2,000,000
AXA Distribution
Related Party Transaction [Line Items]
Expenses from related party transactions	103,000,000	93,000,000	84,000,000
Commissions and fees paid for the sale of insurance products	$ 43,000,000	$ 43,000,000	$ 57,000,000